Derivative Financial Instruments - Disclosure of Detailed Information of Derivative Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments [Line Items]
Derivative assets	$ 0	$ 17,700
Non-current	81	496
Derivative financial assets	0	17,700
Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Current	0	17,700
Non-current	0	407
FVTPL
Derivative Financial Instruments [Line Items]
Derivative assets	81	18,196
Current	0	17,700
Non-current	81	496
Derivative financial assets	81	18,196
FVTPL | Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Derivative assets	0	18,107
Derivative financial assets	0	18,107
FVTPL | Other
Derivative Financial Instruments [Line Items]
Derivative assets	81	89
Derivative financial assets	$ 81	$ 89